Investment Objectives and Goals	Jun. 23, 2026
Tradr 2X Short AAOI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short AAOI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short AAOI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of AAOI. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short ORCL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short ORCL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short ORCL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of ORCL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short OWL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short OWL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short OWL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of OWL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.